Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases
8. Leases:
Nomura as lessor
Nomura leases office buildings and aircrafts in Japan and overseas either as head lessor or through subleases. These leases and subleases are primarily classified as operating leases. The related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within
Other assets-Office buildings, land, equipment and facilities.
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2020			2021
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(285)	¥69	¥354	¥(288)	¥66
Aircraft	16,071	(648)	15,423	39,736	(1,382)	38,354

Total	¥16,425	¥(933)	¥15,492	¥40,090	¥(1,670)	¥38,420

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.
Nomura recognized lease income of ¥2,292 million, ¥2,732 million and ¥1,878 million for the years ended March 31, 2019, 2020 and 2021, respectively. These are included in the consolidated statements of income within
Revenue—Other
.
The following table presents an analysis of future undiscounted lease payments to be received in connection with noncancellable operating leases entered into by Nomura as lessor over the remaining lease term as of March 31, 2021. Amounts in connection with finance leases were not significant.

Millions of yen
March 31, 2021
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥3,057
1 to 2 years	3,019
2 to 3 years	2,992
3 to 4 years	2,992
4 to 5 years	2,992
More than 5 years	20,639

Total	¥35,691

Nomura as lessee
Nomura enters into leases of office space, residential facilities for employees, motor vehicles, equipment and technology assets in the ordinary course of business in both Japan and overseas as lessee. These arrangements predominantly consist of operating leases. Separately Nomura subleases certain real estate and equipment through operating lease arrangements. The total carrying values of right-of-use
(“ROU”) assets recognized in connection with operating leases as of March 31, 2020 and 2021 were ¥170,782 million and ¥185,085 million, respectively. The total carrying values of ROU asset recognized in connection with finance leases as of March 31, 2020 and 2021 were not significant. These lease assets are reported within
Other assets-Office buildings, land, equipment and facilities in the consolidated balance sheets.
The following table presents income and expense amounts recognized through the consolidated statements of income for leases where Nomura is acting as lessee for the year ended March 31, 2020 and 2021. Amounts for finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions were not significant to the consolidated statements of income for the years ended March 31, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2020	2021
Lease expense:
Operating lease costs	¥48,475	¥49,168

Other income and expenses:
Gross sublease income (1)	¥5,377	¥4,638

(1)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.
Lease cash flow information
Lease payments made in cash in connection with operating leases are classified as operating activity in the consolidated statements of cash flows. The initial recognition of ROU assets and lease liabilities on lease commencement date represents noncash transactions.
The following table presents cash payments made by Nomura as lessee which meet the definition of lease payments and therefore have been included in the measurement of operating lease liabilities recorded under operating cash flows and the total amount of ROU assets and lease liabilities recognized during the years ended March 31, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2020	2021
Operating cash flows for operating leases	¥47,212	¥47,584
ROU assets recognized in connection with new operating leases	¥18,026	¥41,279

Maturity analysis of lease liabilities
The following table presents an analysis of future undiscounted lease payments under operating leases entered into by Nomura as lessee over the remaining lease term as of March 31, 2021 and also represents a reconciliation between total of such lease payments and the discounted carrying value of operating lease liabilities recognized in the consolidated balance sheets as of March 31, 2021. Finance lease liabilities were not significant as of March 31, 2021. These lease liabilities are reported within
Other liabilities
in the consolidated balance sheets.

Millions of yen
March 31, 2021
Operating leases
Years of payment
Less than 1 year	¥42,411
1 to 2 years	33,582
2 to 3 years	27,120
3 to 4 years	24,395
4 to 5 years	22,557
More than 5 years	68,652

Total undiscounted lease payments	¥218,717
Less: Impact of discounting	(11,845)

Lease liabilities as reported in the consolidated balance sheets	¥206,872

The following table presents the weighted-average discount rate used to measure lease liabilities and the weighted-average remaining lease term of operating leases as of March 31, 2020 and 2021.

	Year ended March 31
	2020	2021
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	2.2%	1.4%
Weighted-average remaining lease term	7.7 years	7.6 years